Critical accounting estimates and significant judgements (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Residual Value Guarantees

		Additional variations in book balances
	Amounts exposed at 12.31.2020	-50%	-25%	Probable scenario	+25%	+50%
Financial guarantee of residual value	104.6	(55.7)	(51.0)	(0.4)	83.0	112.8

Total	104.6	(55.7)	(51.0)	(0.4)	83.0	112.8

(*) The positive and negative variations of 25% and 50% were applied on the rates